Equity - Schedule of Ordinary Shares (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares authorised	1,000,000,000	500,000,000
Authorized par value per share	$ 0.01	$ 0.01
Number of ordinary shares issued and fully paid		13,948,935
Amount of share capital par value issued and fully paid	$ 63,700,842	$ 63,019,962
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	416,811,380	348,723,365
American Depositary Share
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	16,672,455
Ordinary Surplus [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Amount of share capital surplus issued and fully paid	$ 218,233,378	$ 213,098,729